S000028703 [Member] Investment Objectives and Goals - Variable Portfolio - Moderately Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio-Moderately ConservativePortfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Variable Portfolio-Moderately Conservative Portfolio (Moderately Conservative Portfolio or the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.